EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 1,480		$ 1,690
Acquisitions through business combinations	461		20
Additions	134		430
Dispositions	0		(534)
Impairment	0		(29)
Share of net income	165	[1]	13	$ 57
Share of other comprehensive income (loss)	2		(16)
Distributions received	(167)		(89)
Foreign currency translation	(10)		(5)
Balance at end of period	$ 2,065	[2]	$ 1,480	$ 1,690

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.